Other Current Assets	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Note 8 - Other Current Assets

Other current assets included the following as of June 30, 2017 and December 31, 2016, respectively:

	June 30,	December 31,
	2017	2016
Deposit on inventory purchase	$52,100	$-
Other receivable, related party	48,778	-
Prepaid expenses	17,743	11,430
	$141,521	$11,430